Capital Stock - Fair Value of Warrants Issued with Series A and B Preferred Stock - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended				136 Months Ended	145 Months Ended				1 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2006	Dec. 31, 2012	Sep. 30, 2013	Jul. 19, 2013	Dec. 31, 2007	Dec. 27, 2006	Jun. 30, 2010 Series A and Series B Preferred Stock [Member]	Sep. 30, 2013 Series A and Series B Preferred Stock [Member]	Dec. 31, 2012 Series A and Series B Preferred Stock [Member]	Dec. 31, 2008 Series A and Series B Preferred Stock [Member]	Aug. 31, 2008 Series A and Series B Preferred Stock [Member]	Aug. 31, 2008 Series A Preferred Stock [Member]	Dec. 31, 2008 Series A Preferred Stock [Member]	Jan. 15, 2008 Series A Preferred Stock [Member]	Aug. 31, 2008 Series B Preferred Stock [Member]	May 31, 2008 Series B Preferred Stock [Member]	Dec. 31, 2008 Series B Preferred Stock [Member]	Dec. 31, 2007 Minimum [Member]	Sep. 30, 2013 Minimum [Member] Series A and Series B Preferred Stock [Member]	Dec. 31, 2012 Minimum [Member] Series A and Series B Preferred Stock [Member]	Dec. 31, 2007 Maximum [Member]	Sep. 30, 2013 Maximum [Member]	Sep. 30, 2013 Maximum [Member] Series A and Series B Preferred Stock [Member]	Dec. 31, 2012 Maximum [Member] Series A and Series B Preferred Stock [Member]
Class of Stock [Line Items]
Risk free interest rates																	3.00%									3.00%	3.00%			3.37%	3.37%
Volatility rate minimum	0.00%	124.93%	118.34%	123.63%	121.90%	81.00%									57.90%	57.90%	57.90%								63.00%			71.00%
Volatility rate maximum															65.00%	65.00%
Expected option life-years based on management's estimate	0 years	5 years 7 months 6 days	6 years 1 month 6 days	5 years 8 months 12 days	5 years 8 months 9 days	6 years 1 month 17 days	5 years								5 years	5 years	5 years								5 years			3 years
Exercise price	$ 0.15		$ 0.15							$ 0.15					$ 0.50	$ 0.50		$ 0.25
Convertible shares of common stock												$ 1.00			$ 1.00						$ 1.00								$ 0.15
Warrants exercisable															$ 0.25	$ 0.25				$ 0.50			$ 0.50
Anti dilution provisions related to warrants and exercise price														$ 0.25				$ 0.25
Beneficial conversion feature																			$ 553,000			$ 308,000
Warrants adjusted	0	36,000	0	73,000	73,000	75,000		(638,000)	370,000	370,000				804,971					193,000			110,000
Reduction in value of warrants due to revaluation														$ 5,276,000
Common stock, par value	$ 0.001		$ 0.001		$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001			$ 1.00								$ 1.00